UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2012

Date of reporting period:	1/31/2012

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2011, at the beginning of the period and held through the six-month period ended January 31, 2012.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.90	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$998.9	0.03%	$0.15
Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2012, and divided by the 365 days in the Funds’ fiscal year ended January 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2012

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 11.3%
	Bank of Montreal
$92,000	0.760%, 10/25/12(a)	$92,092,657
	Bank of Nova Scotia
141,500	0.446%, 05/10/12(a)	141,500,000
5,000	0.691%, 08/09/12(a)	5,003,997
80,000	0.740%, 06/11/12(a)	80,053,218
3,000	0.757%, 07/27/12(a)	3,000,768
16,000	0.790%, 03/12/12(a)	16,004,565
	Bank of Tokyo-Mitsubishi UFJ Ltd.
170,000	0.410%, 02/08/12	170,000,000
	Barclays Bank PLC
190,500	0.812%, 08/02/12	190,500,000
	Branch Banking and Trust Co.
100,000	0.190%, 02/06/12	100,000,000
50,000	0.220%, 05/01/12	50,000,000
173,500	0.230%, 03/19/12	173,500,000
	Canadian Imperial Bank of Commerce
177,000	0.613%, 01/30/13(a)	177,000,000
44,000	0.633%, 05/04/12(a)	44,016,777
2,950	0.767%, 07/17/12(a)	2,950,706
49,000	0.779%, 11/21/12(a)	49,099,363
	Credit Suisse
25,000	0.470%, 03/13/12	24,997,424
75,000	0.485%, 02/07/12(a)	75,000,000
196,000	0.953%, 01/30/13(a)	196,000,000
	DNB Bank ASA
194,600	0.520%, 03/12/12	194,600,000
	Lloyds TSB Bank PLC
196,000	0.520%, 04/26/12	196,000,000
	Mizuho Corporate Bank Ltd.
195,500	0.200%, 02/13/12	195,500,000
	Nordea Bank Finland PLC
78,000	0.420%, 02/13/12	77,999,221
123,800	0.682%, 02/03/12(a)	123,801,774
	Norinchukin Bank
192,700	0.310%, 02/03/12	192,700,000
	Rabobank Nederland
186,575	0.660%, 07/30/12	186,575,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit (cont’d.)
	Royal Bank of Canada
$211,500	0.335%, 02/14/12(a)	$211,500,000
194,000	0.610%, 01/25/13(a)	194,000,000
	Sumitomo Mitsui Banking Corp.
100,000	0.450%, 04/12/12	100,000,000
	Svenska Handelsbanken AB
148,000	0.380%, 02/03/12	148,000,000
70,000	0.430%, 04/11/12	70,005,438
	Westpac Banking Corp.
75,000	0.395%, 04/04/12(a)	75,000,000

		3,556,400,908

Commercial Paper 21.5%
	ABN AMRO Funding USA LLC, 144A
70,000	0.480%, 02/14/12(b)	69,987,866
180,500	0.480%, 02/15/12(b)	180,466,307
	Australia & New Zealand Banking Group Ltd., 144A
215,000	0.351%, 02/13/12(b)	214,974,917
	AXA Financial, Inc., 144A
77,000	0.350%, 02/06/12(b)	76,996,257
	Barclays US Funding Corp.
75,000	0.471%, 02/21/12(b)	74,980,417
	BHP Billiton Finance (USA) Ltd., 144A
38,000	0.130%, 03/01/12(b)	37,996,020
50,000	0.150%, 03/27/12(b)	49,988,542
111,500	0.200%, 02/15/12(b)	111,491,328
76,000	0.200%, 02/16/12(b)	75,993,667
174,000	0.200%, 02/17/12(b)	173,984,533
47,000	0.200%, 04/24/12(b)	46,978,328
	Cargill Global Funding PLC, 144A
	0.120%, 02/23/12
25,000	(original cost $24,997,583; purchased 01/24/12)(c)(d)	24,998,167
	0.120%, 02/27/12
80,000	(original cost $79,991,200; purchased 01/24/12)(c)(d)	79,993,066
	0.120%, 02/28/12
39,000	(original cost $38,995,580; purchased 01/24/12)(c)(d)	38,996,490
	Commonwealth Bank of Australia, 144A
67,500	0.426%, 06/15/12(b)	67,392,469
50,000	0.612%, 06/22/12(a)	49,985,149

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	Deutsche Bank Financial LLC
$117,000	0.350%, 02/03/12(b)	$116,997,725
159,500	0.360%, 02/27/12(b)	159,458,530
	DnB NOR Bank ASA, 144A
120,000	0.521%, 03/12/12(b)	119,930,667
	Electricite de France, 144A
147,500	0.350%, 02/06/12(b)	147,492,830
103,000	0.350%, 02/10/12(b)	102,990,987
49,000	0.350%, 02/24/12(b)	48,989,043
	GDF Suez, 144A
81,500	0.240%, 02/21/12(b)	81,489,133
71,600	0.250%, 02/22/12(b)	71,589,559
100,000	0.250%, 02/23/12(b)	99,984,722
	General Electric Co.
234,000	0.090%, 02/08/12(b)	233,995,905
	HSBC USA, Inc.
137,000	0.240%, 03/09/12(b)	136,966,207
133,000	0.240%, 03/12/12(b)	132,964,533
50,000	0.240%, 03/13/12(b)	49,986,333
20,000	0.240%, 03/19/12(b)	19,993,733
50,000	0.240%, 03/27/12(b)	49,981,667
	ING US Funding LLC
170,000	0.551%, 04/23/12(b)	169,787,028
143,000	0.551%, 04/24/12(b)	142,818,668
	International Bank for Reconstruction & Development (The)
98,445	0.060%, 02/03/12(b)	98,444,672
	International Finance Corp.
100,000	0.050%, 02/21/12(b)	99,997,222
100,000	0.060%, 02/02/12(b)	99,999,834
47,000	0.060%, 02/06/12(b)	46,999,608
140,000	0.060%, 03/02/12(b)	139,993,000
128,000	0.060%, 03/06/12(b)	127,992,747
155,000	0.070%, 02/08/12(b)	154,997,890
	Lloyds TSB Bank PLC
195,500	0.220%, 02/13/12(b)	195,485,663
	Nordea North America
20,000	0.150%, 02/06/12(b)	19,999,583
127,000	0.521%, 03/02/12(b)	126,944,967

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	Old Line Funding LLC, 144A
$499	0.220%, 02/09/12(b)	$498,975
91,033	0.220%, 02/15/12(b)	91,025,212
	Philip Morris International, Inc., 144A
77,000	0.100%, 02/09/12(b)	76,998,289
	Rabobank USA Financial Corp.
121,000	0.501%, 05/01/12(b)	120,848,750
	Schlumberger Holdings Corp., 144A
103,000	0.100%, 02/06/12(b)	102,998,569
53,250	0.120%, 02/16/12(b)	53,247,338
24,000	0.120%, 02/28/12(b)	23,997,840
	Siemens Capital Co. LLC, 144A
114,000	0.120%, 02/08/12(b)	113,997,340
171,600	0.130%, 02/07/12(b)	171,596,282
26,000	0.150%, 03/02/12(b)	25,996,750
	Skandinaviska Enskilda Banken AB, 144A
87,500	0.430%, 04/04/12(b)	87,434,156
67,500	0.581%, 03/01/12(b)	67,468,463
120,000	0.601%, 03/15/12(b)	119,914,000
	Standard Chartered Bank, 144A
157,000	0.471%, 02/10/12(b)	156,981,553
118,000	0.531%, 04/17/12(b)	117,867,971
	State Street Corp.
80,000	0.170%, 03/06/12(b)	79,987,155
	Sumitomo Mitsui Banking Corp., 144A
173,500	0.451%, 04/16/12(b)	173,337,344
	Svenska Handelsbanken, Inc., 144A
112,000	0.486%, 02/29/12(b)	111,957,751
	Swedbank AB
125,250	0.395%, 02/21/12(b)	125,222,515
100,000	0.395%, 02/23/12(b)	99,975,861
50,000	0.395%, 02/24/12(b)	49,987,382
	U.S. Bank NA
112,500	0.150%, 02/17/12	112,500,000
191,000	0.150%, 02/17/12	191,000,000
79,000	0.150%, 02/21/12	79,000,000

		6,725,315,475

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Loan Participation 0.3%
	Army & Air Force Exchange Service
$100,000	0.230%, 02/01/12	$100,000,000

Municipal Bonds 0.7%
	Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. E, F.R.W.D.
76,410	0.070%, 01/01/29(a)	76,410,000
	Leland Stanford Junior University of California
39,700	0.180%, 02/10/12(b)	39,698,213
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG-2, F.R.W.D.
8,340	0.080%, 07/01/29(a)	8,340,000
	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-2
10,545	0.450%, 11/15/47	10,545,000
	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-5
14,975	0.450%, 11/15/47	14,975,000
	University of California Rev., Fltg. Rate Nts. Taxable, Ser. Y-1
45,000	0.375%, 07/01/41(a)	45,000,000
	Yale University
14,250	0.150%, 05/04/12(b)	14,244,478

		209,212,691

Other Corporate Obligations 1.9%
	Commonwealth Bank of Australia, 144A, MTN, Sr. Notes
67,000	0.853%, 04/27/12(a)	67,099,696
	Sr. Unsec’d. Notes
11,000	0.707%, 08/24/12(a)	10,998,809
	JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN
10,000	0.578%, 02/22/12(a)	10,000,259
	Metropolitan Life Global Funding I, 144A, Notes
45,300	1.082%, 04/10/12(a)	45,339,076
	Sr. Sec’d. Notes
122,715	2.875%, 09/17/12	124,213,575
	National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A, MTN
48,000	0.679%, 02/01/12(a)	48,000,000
50,000	0.746%, 06/15/12(a)	50,031,127

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d.)
	New York Life Global Funding, Sr. Sec’d. Notes, 144A
$13,600	0.631%, 04/04/12(a)	$13,602,852
	Toyota Motor Credit Corp., MTN, Notes
96,750	0.650%, 11/09/12(a)	96,750,000
	Sr. Unsec’d. Notes
96,750	0.765%, 10/18/12(a)	96,750,000
	Wachovia Corp., Sr. Unsec’d. Notes
5,000	0.677%, 03/01/12, Ser. E, MTN(a)	5,000,381
44,324	0.691%, 04/23/12(a)	44,335,082

		612,120,857

Other Instruments—Agency Bonds 2.0%
	Bank of America Corp., FDIC Gtd. Notes, MTN
30,000	0.853%, 04/30/12(a)	30,033,683
62,640	2.100%, 04/30/12	62,944,255
119,550	3.125%, 06/15/12	120,811,585
	Citigroup Funding, Inc., FDIC Gtd. Notes, MTN
20,000	2.000%, 03/30/12	20,051,707
	General Electric Capital Corp., FDIC Gtd. Notes, MTN
145,650	2.200%, 06/08/12	146,637,348
136,681	2.250%, 03/12/12	136,963,569
	Morgan Stanley, FDIC Gtd. Notes
44,000	0.724%, 02/10/12(a)	44,007,291
20,000	1.950%, 06/20/12	20,133,180
6,973	2.250%, 03/13/12	6,990,121
	PNC Funding Corp., FDIC Gtd. Notes
20,000	2.300%, 06/22/12	20,158,205
	Pooled Funding Trust I, FDIC Gtd. Notes, 144A
18,600	2.740%, 02/15/12	18,617,727

		627,348,671

Time Deposits 0.9%
	National Australia Bank Ltd.
79,196	0.100%, 02/01/12	79,196,000
	U.S. Bank NA
196,000	0.150%, 02/01/12	196,000,000

		275,196,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations 28.9%
	Federal Home Loan Bank
$113,000	0.020%, 03/15/12(b)	$112,997,301
102,000	0.030%, 03/16/12(b)	101,996,260
89,000	0.030%, 03/19/12(b)	88,996,514
25,000	0.040%, 02/29/12(b)	24,999,222
485,000	0.073%, 02/17/12(b)	484,984,262
100,000	0.090%, 04/27/12(b)	99,978,500
100,000	0.100%, 04/13/12(b)	99,980,000
91,000	0.112%, 05/30/12(b)	90,966,911
120,000	0.120%, 02/23/12	119,994,681
125,000	0.120%, 05/17/12	124,966,259
115,000	0.150%, 02/15/12(b)	114,993,292
163,500	0.150%, 05/21/12(b)	163,425,063
255,699	0.155%, 05/15/12(b)	255,584,730
125,000	0.160%, 05/16/12(b)	124,941,667
110,000	0.162%, 05/09/12(b)	109,952,089
215,500	0.200%, 05/11/12	215,486,296
45,280	1.125%, 03/09/12	45,315,434
	Federal Home Loan Mortgage Corp.
154,500	0.030%, 04/25/12(b)	154,489,185
171,000	0.040%, 05/22/12(b)	170,978,910
205,000	0.040%, 05/30/12(b)	204,972,895
200,000	0.050%, 05/01/12(b)	199,975,000
300,000	0.060%, 05/16/12(b)	299,947,500
182,000	0.060%, 06/20/12(b)	181,957,533
436,000	0.067%, 06/12/12(b)	435,892,567
113,000	0.080%, 07/11/12(b)	112,959,571
139,000	0.080%, 08/16/12(b)	138,939,149
200,000	0.095%, 04/17/12(b)	199,959,889
368,000	0.100%, 02/23/12(b)	367,977,511
100,000	0.100%, 04/09/12(b)	99,981,111
180,000	0.100%, 05/17/12(b)	179,947,000
115,700	0.100%, 06/06/12(b)	115,659,505
90,000	0.250%, 02/16/12, MTN(a)	90,000,782
20,320	0.256%, 08/10/12(a)	20,321,102
50,000	2.125%, 03/23/12	50,123,876
	Federal National Mortgage Association
631,267	0.030%, 04/16/12(b)	631,227,546
115,000	0.030%, 04/26/12(b)	114,991,854

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations (cont’d.)
$171,500	0.060%, 05/07/12(b)	$171,472,560
369,000	0.060%, 05/21/12(b)	368,932,350
92,000	0.070%, 02/22/12(b)	91,996,243
389,000	0.072%, 06/18/12(b)	388,892,130
350,000	0.080%, 03/05/12(b)	349,974,333
100,000	0.091%, 04/25/12(b)	99,979,000
100,000	0.095%, 04/11/12(b)	99,981,528
49,500	0.100%, 03/01/12(b)	49,496,012
22,150	0.140%, 02/16/12(b)	22,148,708
391,000	0.140%, 02/17/12(b)	390,975,671
200,000	0.160%, 05/01/12(b)	199,920,000
138,000	0.162%, 07/16/12(b)	137,898,187
314,000	0.265%, 07/26/12(a)	314,038,744
213,290	0.299%, 08/23/12(a)	213,369,706

		9,048,936,139

U.S. Treasury Obligations 1.8%
	U.S. Treasury Bill
182,000	0.070%, 02/23/12(b)	181,992,214
	U.S. Treasury Notes
229,000	1.000%, 04/30/12	229,459,599
146,500	1.875%, 06/15/12	147,467,573

		558,919,386

Repurchase Agreements(e) 30.9%
	Barclays Capital, Inc. 0.100%, dated 01/25/12, due 02/01/12 in the amount of
413,000	$413,008,031 (cost $413,000,000)	413,000,000
	0.110%, dated 01/26/12, due 02/02/12 in the amount of
584,000	$584,012,491 (cost $584,000,000)	584,000,000
	0.140%, dated 01/23/12, due 02/13/12 in the amount of
414,000	$414,033,810 (cost $414,000,000)(d)	414,000,000
	0.150%, dated 01/31/12, due 02/01/12 in the amount of
300,000	$300,001,250 (cost $300,000,000)	300,000,000
	0.170%, dated 01/31/12, due 02/06/12 in the amount of
208,000	$208,005,893 (cost $208,000,000)	208,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(e) (cont’d.)
	BNP Paribas Securities Corp. 0.120%, dated 01/25/12, due 02/01/12 in the amount of
$392,000	$392,009,147 (cost $392,000,000)	$392,000,000
	0.140%, dated 01/27/12, due 02/03/12 in the amount of
392,000	$392,010,671 (cost $392,000,000)	392,000,000
	0.150%, dated 01/30/12, due 02/06/12 in the amount of
393,000	$393,011,463 (cost $393,000,000)	393,000,000
	0.190%, dated 01/31/12, due 02/07/12 in the amount of
395,000	$395,014,593 (cost $395,000,000)	395,000,000
	0.240%, dated 01/31/12, due 02/01/12 in the amount of
409,341	$409,343,729 (cost $409,341,000)	409,341,000
	Credit Suisse Securities Corp. 0.110%, dated 01/26/12, due 02/02/12 in the amount of
393,000	$393,008,406 (cost $393,000,000)	393,000,000
	0.140%, dated 01/24/12, due 02/23/12 in the amount of
316,000	$316,036,867 (cost $316,000,000)(d)	316,000,000
	Deutsche Bank Securities, Inc. 0.120%, dated 01/25/12, due 02/01/12 in the amount of
392,109	$392,118,149 (cost $392,109,000)	392,109,000
	0.120%, dated 01/26/12, due 02/02/12 in the amount of
393,000	$393,009,170 (cost $393,000,000)	393,000,000
	0.170%, dated 01/31/12, due 02/07/12 in the amount of
553,000	$553,018,280 (cost $553,000,000)	553,000,000
	0.240%, dated 01/31/12, due 02/01/12 in the amount of
798,776	$798,781,325 (cost $798,776,000)	798,776,000
	Goldman Sachs & Co. 0.130%, dated 01/25/12, due 02/01/12 in the amount of
392,000	$392,009,909 (cost $392,000,000)	392,000,000
	0.140%, dated 01/26/12, due 02/02/12 in the amount of
393,000	$393,010,698 (cost $393,000,000)	393,000,000
	0.140%, dated 01/27/12, due 02/03/12 in the amount of
786,000	$786,021,397 (cost $786,000,000)	786,000,000
	HSBC Securities (USA), Inc. 0.230%, dated 01/31/12, due 02/01/12 in the amount of
175,000	$175,001,118 (cost $175,000,000)	175,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(e) (cont’d.)
	Morgan Stanley & Co., Inc. 0.170%, dated 01/20/12, due 02/21/12 in the amount of
$314,500	$314,547,524 (cost $314,500,000)(d)	$314,500,000
	0.250%, dated 01/31/12, due 02/01/12 in the amount of
500,000	$500,003,472 (cost $500,000,000)	500,000,000
	RBS Securities, Inc. 0.240%, dated 01/31/12, due 02/01/12 in the amount of
83,364	$83,364,556 (cost $83,364,000)	83,364,000
	UBS Securities LLC 0.260%, dated 01/31/12, due 02/01/12 in the amount of
280,000	$280,002,022 (cost $280,000,000)	280,000,000

		9,670,090,000

	Total Investments 100.2% (amortized cost $31,383,540,127)(f)	31,383,540,127
	Liabilities in excess of other assets (0.2%)	(64,251,331)

	Net Assets 100.0%	$31,319,288,796

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

F.R.W.D.—Floating Rate (Weekly) Demand

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $143,984,363. The aggregate value of $143,987,723 is approximately 0.5% of net assets.
(d)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

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(e)	Repurchase agreements are collateralized by the following U.S. Government Agency, U.S. Treasury and other FDIC guaranteed securities, with the aggregate value, including accrued interest, of $9,866,094,818:

Issue	Coupon Rate	Maturity Dates
Bank of America Corp.	3.13%	06/15/12
Citigroup, Inc.	2.13%	04/30/12
Citigroup Funding, Inc.	0.88% - 1.88%	04/30/12 - 10/22/12
FHLB	0.00% - 4.63%	02/22/12 - 10/10/12
FHLMC	0.00% - 7.00%	05/18/12 - 02/01/42
FNMA	0.00% - 8.50%	06/18/12 - 11/01/50
GNMA	3.00% - 7.00%	06/15/18 - 01/15/47
JPMorgan Chase & Co.	2.13%	06/22/12
U.S. Treasury Securities	2.00% - 3.88%	10/31/12 - 07/31/18
Wells Fargo & Co.	2.13%	06/15/12
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2012 continued

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,556,400,908	$—
Commercial Paper	—	6,725,315,475	—
Loan Participation	—	100,000,000	—
Municipal Bonds	—	209,212,691	—
Other Corporate Obligations	—	612,120,857	—
Other Instruments—Agency Bonds	—	627,348,671	—
Time Deposits	—	275,196,000	—
U.S. Government Agency Obligations	—	9,048,936,139	—
U.S. Treasury Obligations	—	558,919,386	—
Repurchase Agreements	—	9,670,090,000	—

Total	$—	$31,383,540,127	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

Repurchase Agreements	30.9%
U.S. Government Agency Obligations	28.9
Commercial Paper	21.5
Certificates of Deposit	11.3
Other Instruments—Agency Bonds	2.0
Other Corporate Obligations	1.9
U.S. Treasury Obligations	1.8
Time Deposits	0.9
Municipal Bonds	0.7
Loan Participation	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

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Prudential Core Taxable Money Market Fund

Statement of Assets and Liabilities

as of January 31, 2012

Assets
Unaffiliated investments, at amortized cost which approximates fair value	$31,383,540,127
Cash	12,555
Receivable for investments sold	189,994,933
Interest receivable	8,673,378
Prepaid expenses	80,240

Total assets	31,582,301,233

Liabilities
Payable for investments purchased	257,602,871
Dividends payable	5,145,109
Accrued expenses	134,653
Management fee payable	113,137
Affiliated transfer agent fee payable	16,667

Total liabilities	263,012,437

Net Assets	$31,319,288,796

Net assets were comprised of:
Common stock, at par	$31,319,283
Paid-in capital in excess of par	31,287,942,833

31,319,262,116
Undistributed net investment income	26,680

Net Assets, January 31, 2012	$31,319,288,796

Net asset value, offering price and redemption price per share ($31,319,288,796 ÷ 31,319,283,211 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Prudential Core Taxable Money Market Fund

Statement of Operations

Year Ended January 31, 2012

Net Investment Income
Income
Unaffiliated interest	$53,661,425

Expenses
Management fee	1,240,621
Custodian’s fees and expenses	170,000
Insurance expense	148,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	102,000
Audit fee	23,000
Legal fees and expenses	21,000
Reports to shareholders	10,000
Trustees’ fees	9,000
Miscellaneous	14,911

Total expenses	1,738,532

Net investment income	51,922,893

Net Realized Gain On Investments
Net realized gain on investment transactions	844,946

Net Increase In Net Assets Resulting From Operations	$52,767,839

See Notes to Financial Statements.

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Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2012	2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$51,922,893	$53,090,885
Net realized gain on investment transactions	844,946	229,275

Net increase in net assets resulting from operations	52,767,839	53,320,160

Dividends and distributions from net investment income and net realized gains (Note 1)	(52,755,033)	(53,316,319)

Fund share transactions (Note 6)
Net proceeds from shares sold	275,313,657,621	170,175,973,637
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	35,735,369	32,266,870
Cost of shares reacquired	(264,599,317,632)	(167,165,351,538)

Net increase in net assets from Fund share transactions	10,750,075,358	3,042,888,969

Total increase	10,750,088,164	3,042,892,810

Net Assets
Beginning of year	20,569,200,632	17,526,307,822

End of year(a)	$31,319,288,796	$20,569,200,632

(a) Includes undistributed net investment income of:	$26,680	$13,874

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 88.8%
ASSET-BACKED SECURITIES 37.6%

Non-Residential Mortgage-Backed Securities 21.8%
Ally Auto Receivables Trust, Ser. 2010-4, Class A2	AAA(a)	0.710%	02/15/13	$656	$655,607
Ser. 2011-1, Class A2	Aaa	0.810	10/15/13	9,912	9,921,195
Ser. 2011-2, Class A2	AAA(a)	0.670	10/15/13	3,716	3,716,403
Ser. 2011-3, Class A2(b)	Aaa	0.405	01/15/14	5,155	5,156,829
Ser. 2011-5, Class A3	AAA(a)	0.990	11/15/15	8,900	8,935,831
Ser. 2012-1, Class A3	Aaa	0.930	02/15/16	8,000	8,017,364
American Express Credit Account Master Trust, Ser. 2008-6, Class A(b)	Aaa	1.485	02/15/18	1,290	1,336,478
Ser. 2009-2, Class A(b)	Aaa	1.535	03/15/17	11,985	12,317,390
Ser. 2010-1, Class A(b)	Aaa	0.535	11/15/15	3,000	3,007,297
BA Credit Card Trust, Ser. 2006-A8, Class A8(b)	Aaa	0.315	05/15/16	2,200	2,196,693
Ser. 2006-A11, Class A11(b)	Aaa	0.315	04/15/16	30,774	30,732,707
Ser. 2007-A4, Class A4(b)	Aaa	0.325	11/15/19	6,227	6,134,750
Ser. 2007-A6, Class A6(b)	Aaa	0.345	09/15/16	5,000	4,990,080
Ser. 2007-A10, Class A10(b)	Aaa	0.355	12/15/16	11,000	10,975,715
Ser. 2008-A7, Class A7(b)	Aaa	0.985	12/15/14	9,800	9,829,418
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670	07/15/13	1,035	1,036,690
Ser. 2009-2A, Class A3, 144A	Aaa	2.130	09/15/13	3,886	3,894,579
Ser. 2009-3A, Class A3, 144A	Aaa	1.670	12/15/13	2,270	2,274,828
Bank One Issuance Trust, Ser. 2004-A3, Class A3(b)	Aaa	0.455	02/15/17	11,200	11,217,081
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa	0.640	04/22/13	18,982	18,983,177
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(b)	Aaa	1.135	01/15/13	335	335,663
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(a)	1.740	04/15/14	8,377	8,420,711
Ser. 2010-3, Class A2	Aaa	0.750	09/16/13	4,614	4,615,558
Ser. 2011-1, Class A2	Aaa	0.720	11/15/13	2,018	2,019,353
Ser. 2011-3, Class A3	Aaa	1.070	06/15/16	11,000	11,008,183

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Chase Issuance Trust, Ser. 2005-A6, Class A6(b)	Aaa	0.355%	07/15/14	$4,605	$4,604,884
Ser. 2005-A11, Class A(b)	Aaa	0.360	12/15/14	1,000	1,000,243
Ser. 2007-A3, Class A3	Aaa	5.230	04/15/19	22,846	27,252,897
Ser. 2007-A8, Class A(b)	Aaa	0.305	03/15/17	4,250	4,209,045
Ser. 2007-A9, Class A9(b)	Aaa	0.315	06/15/14	4,000	3,999,319
Ser. 2007-A10, Class A10(b)	Aaa	0.325	06/15/14	2,000	1,999,735
Ser. 2008-A6, Class A6(b)	Aaa	1.485	05/15/15	2,294	2,327,218
Ser. 2011-A3, Class A3(b)	AAA(a)	0.405	12/15/15	30,000	30,001,923
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100	11/20/17	21,150	24,384,239
Ser. 2006-C1, Class C1(b)	Baa2	0.681	02/20/15	19,100	18,991,642
Ser. 2007-A8, Class A8	Aaa	5.650	09/20/19	7,830	9,532,439
Ser. 2008-A6, Class A6(b)	Aaa	1.481	05/20/17	2,800	2,894,168
Ser. 2009-A2, Class A2(b)	Aaa	1.835	05/15/14	35,000	35,156,664
DaimlerChrysler Financial Auto Securitization Trust, Ser. 2010-A, Class A2	AAA(a)	0.690	01/08/13	5,792	5,791,931
Discover Card Master Trust, Ser. 2007-A2, Class A2(b)	Aaa	0.886	06/15/15	3,650	3,659,455
Ser. 2009-A1, Class A1(b)	Aaa	1.585	12/15/14	1,500	1,507,220
Ser. 2009-A2, Class A(b)	Aaa	1.590	02/17/15	26,325	26,505,147
Ser. 2010-A1, Class A1(b)	Aaa	0.935	09/15/15	21,160	21,295,206
Ser. 2010-A2, Class A2(b)	AAA(a)	0.870	03/15/18	25,225	25,540,149
Discover Card Master Trust I, Ser. 2006-2, Class A3(b)	Aaa	0.365	01/19/16	6,412	6,412,646
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740	09/15/13	8,000	8,001,850
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950	03/15/13	2,118	2,131,152
Ser. 2009-B, Class A3	AAA(a)	2.790	08/15/13	1,580	1,587,244
Ser. 2009-C, Class A3	Aaa	2.720	11/15/13	1,099	1,103,692
Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	3,452	3,469,096
Ser. 2009-E, Class A3	Aaa	1.510	01/15/14	1,186	1,190,864
Ser. 2011-B, Class A2	AAA(a)	0.680	01/15/14	5,797	5,810,557
Ser. 2012-A, Class A3	Aaa	0.840	08/15/16	15,000	14,999,481

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(b)	Aaa	0.655%	11/15/31	$6,853	$6,297,772
Ser. 2004-2A, Class A, 144A(b)	Aaa	0.505	12/15/32	6,866	6,180,414
Ser. 2006-2A, Class A, 144A(b)	Aaa	0.465	11/15/34	10,100	8,091,637
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(b)	A1	0.465	03/15/15	25,000	24,984,093
Ser. 2007-2, Class C(b)	A3	0.645	03/15/15	13,680	13,669,461
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620	03/15/14	3,643	3,651,914
Ser. 2009-3, Class A3	Aaa	1.740	09/15/13	3,123	3,128,402
Ser. 2009-4, Class A3	Aaa	1.870	02/15/14	3,830	3,837,951
Ser. 2011-2, Class A2	Aaa	0.710	05/15/15	7,000	7,004,824
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(a)	2.790	01/15/13	51	51,056
Ser. 2010-1, Class A3	Aaa	1.250	10/21/13	1,320	1,324,422
Ser. 2010-2, Class A3	Aaa	1.340	03/18/14	838	842,377
Ser. 2010-3, Class A2	Aaa	0.530	01/21/13	376	376,478
Ser. 2011-2, Class A2	Aaa	0.570	07/18/13	14,000	14,004,074
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A3	AAA(a)	2.030	08/15/13	510	511,683
Ser. 2010-A, Class A3	Aaa	1.500	10/15/14	1,563	1,572,775
Ser. 2010-B, Class A2	Aaa	0.570	03/15/13	712	712,343
Ser. 2011-B, Class A2	Aaa	0.590	03/15/14	15,608	15,602,952
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(b)	Aaa	0.545	03/15/16	6,500	6,515,798
Ser. 2005-A2, Class A2(b)	Aaa	0.365	10/15/14	5,000	4,999,885
Ser. 2006-A2, Class A2(b)	Aaa	0.345	06/15/15	1,000	1,000,036
Mercedes-Benz Auto Lease Trust, Ser. 2011-B, Class A2, 144A	Aaa	0.900	01/15/14	28,000	28,034,586

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
National City Credit Card Master Trust, Ser. 2007-1, Class C(b)	Baa2	0.585%	03/15/14	$17,625	$17,599,387
Nissan Auto Lease Trust, Ser. 2011-A, Class A2B(b)	Aaa	0.470	01/15/14	10,000	10,009,470
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Class A2	Aaa	0.550	03/15/13	1,775	1,774,904
Ser. 2011-A, Class A2	Aaa	0.650	12/16/13	8,799	8,817,315
Ser. 2011-B, Class A3	Aaa	0.950	02/16/16	14,500	14,548,885
Origen Manufactured Housing, Ser. 2006-A, Class A1(b)	B2	0.435	11/15/18	2,333	2,237,980
Porsche Financial Auto Securitization Trust, Ser. 2011-1, Class A2, 144A	Aaa	0.560	12/16/13	3,600	3,600,349
SLM Student Loan Trust, Ser. 2008-2, Class A1(b)	Aaa	0.860	01/25/15	507	507,585
Tal Advantage LLC, Ser. 2006-1A, 144A(b)	Baa2	0.471	04/20/21	4,250	3,931,250
Volkswagen Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	1.000	02/20/14	16,000	16,040,178
Volkswagen Auto Loan Enhanced Trust, Ser. 2010-1, Class A3	Aaa	1.310	01/20/14	1,191	1,194,126
Ser. 2011-1, Class A2	AAA(a)	0.670	12/20/13	7,899	7,904,404
Ser. 2012-1, Class A3	AAA(a)	0.850	08/22/16	30,000	29,999,652
World Omni Auto Receivables Trust, Ser. 2011-A, Class A2	Aaa	0.640	11/15/13	11,832	11,831,966
Ser. 2011-B, Class A2	Aaa	0.650	08/15/14	8,000	8,005,151
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810	10/15/13	4,564	4,568,066

					772,055,287

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 15.8%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(b)	Aaa	0.626%	01/25/35	$2,363	$2,030,248
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(b)	Ca	2.826	11/25/33	184	108,672
Ser. 2003-OP1, Class M1(b)	Ba1	1.326	12/26/33	3,996	3,144,307
Ser. 2004-FM1, Class M1(b)	Baa3	1.176	09/25/33	780	593,470
Ser. 2004-OP1, Class M1(b)	Ba3	1.056	04/25/34	6,808	4,946,158
Ser. 2005-HE2, Class M2(b)	Aa2	0.726	04/25/35	842	821,344
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(b)	Aaa	0.576	06/25/34	263	241,225
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(b)	Ca	1.626	02/25/33	11,612	8,634,210
Ser. 2003-2, Class M2(b)	C	3.051	03/25/33	319	77,362
Ser. 2003-8, Class M1(b)	B3	1.326	10/25/33	4,968	3,446,698
Ser. 2003-9, Class AV2(b)	A2	0.616	09/25/33	639	551,011
Ser. 2003-11, Class AV2(b)	Baa2	1.016	12/25/33	704	613,730
Ser. 2003-11, Class M1(b)	B1	1.311	12/25/33	735	531,055
Ser. 2003-12, Class M1(b)	Ba2	1.401	01/25/34	1,516	1,166,164
Ser. 2004-R3, Class A4(b)	Aaa	0.726	05/25/34	428	394,328
Ser. 2004-R5, Class M1(b)	Caa1	1.146	07/25/34	1,307	857,600
Ser. 2004-R6, Class A1(b)	A1	0.696	07/25/34	4,661	4,042,216
Ser. 2004-R8, Class M1(b)	Baa1	1.236	09/25/34	15,240	11,601,328
Ser. 2005-R3, Class A1B(b)	Aaa	0.536	05/25/35	1,514	1,292,721
Ser. 2005-R9, Class AF4	Aaa	5.073	11/25/35	1,500	1,522,943
Ser. 2005-R9, Class AF5	Aa3	5.073	11/25/35	1,808	1,429,772
Ser. 2005-R11, Class A2D(b)	A3	0.606	01/25/36	330	264,032
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(b)	B2	2.076	07/25/32	103	35,929
Argent Securities, Inc., Ser. 2003-W4, Class M1(b)	A3	1.476	10/25/33	5,977	4,618,376
Ser. 2003-W5, Class M1(b)	Baa1	0.976	10/25/33	166	126,505

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2003-W7, Class A2(b)	Aaa	1.056%	03/25/34	$134	$94,276
Ser. 2004-W6, Class AV2(b)	Aaa	0.726	05/25/34	488	406,775
Ser. 2004-W6, Class M1(b)	Baa1	0.826	05/25/34	1,963	1,467,971
Ser. 2004-W8, Class A2(b)	Baa1	1.236	05/25/34	248	208,870
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(b)	Ba2	4.153	09/25/33	1,000	625,963
Ser. 2003-W3, Class M2(b)	B2	2.976	09/25/33	12,586	8,519,170
Ser. 2004-W5, Class M1(b)	B1	0.876	04/25/34	716	494,324
Ser. 2004-W7, Class M1(b)	A2	0.826	05/25/34	18,431	13,564,193
Asset Backed Funding Certificates, Ser. 2003-AHL1, Class A1	Aa1	4.184	03/25/33	773	741,733
Ser. 2003-OPT1, Class A3(b)	Baa1	0.956	04/25/33	1,164	899,188
Ser. 2004-HE1, Class M1(b)	Caa2	1.176	03/25/34	1,869	1,336,041
Ser. 2006-OPT1, Class A3D(b)	Ca	0.516	09/25/36	6,000	2,184,546
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(b)	B2	3.135	09/15/33	513	248,869
Ser. 2003-HE6, Class A2(b)	Aaa	0.956	11/25/33	193	147,066
Ser. 2004-HE1, Class M1(b)	Ba1	1.335	01/15/34	2,219	1,776,830
Ser. 2004-HE2, Class M1(b)	Ba3	1.101	04/25/34	452	311,976
Ser. 2004-HE3, Class M1(b)	Baa3	1.086	06/25/34	479	321,824
Ser. 2005-HE6, Class M1(b)	Aa1	0.766	07/25/35	1,300	1,277,970
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(b)	Ba1	1.096	06/25/43	1,185	687,926
Ser. 2004-1, Class M1(b)	AA(a)	0.926	06/25/34	4,030	3,116,963
Ser. 2004-HE2, Class M1(b)	Ba1	1.176	03/25/34	7,087	5,494,534
Ser. 2004-HE7, Class M1(b)	Ba1	0.876	08/25/34	4,916	3,875,366
Ser. 2004-HE10, Class M1(b)	Baa1	1.251	12/25/34	1,216	895,974
Ser. 2007-FS1, Class 1A3(b)	Ca	0.446	05/25/35	19,000	5,230,662
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(b)	Caa1	0.756	09/25/35	9,265	5,386,977
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(b)	B3	1.326	11/25/33	6,816	5,012,718
Ser. 2003-HE4, Class M1(b)	Baa1	1.251	03/25/34	2,416	1,781,129

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(b)	C	2.526%	01/25/33	$240	$20,908
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(b)	A1	0.776	05/25/32	465	422,789
Ser. 2003-1, Class 2A2(b)	Aa2	0.936	11/25/32	864	709,033
Ser. 2003-2, Class 2A2(b)	Aa1	0.836	02/25/33	457	416,488
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490	06/25/37	5,560	755,070
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(b)	Aa2	0.636	10/25/34	1,228	1,139,056
Ser. 2005-HE3, Class M1(b)	Ba1	0.736	09/25/35	2,000	1,580,914
Conseco Finance, Ser. 2001-C, Class M1(b)	Aa3	0.985	08/15/33	764	548,943
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(b)	Ba2	1.326	07/25/33	432	346,812
Ser. 2004-1, Class M1(b)	Baa1	1.026	03/25/34	1,570	1,109,830
Ser. 2004-2, Class M1(b)	B1	1.026	05/25/34	3,348	2,098,471
Ser. 2004-ECC1, Class M1(b)	Ba1	1.221	11/25/34	5,761	4,654,989
Ser. 2005-2, Class M1(b)	Aa2	0.696	08/25/35	2,602	2,430,913
Ser. 2005-14, Class M1(b)	C	0.726	04/25/36	1,750	423,752
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(b)	Ba3	1.401	03/25/32	283	218,559
Ser. 2003-2, Class 3A(b)	B3	0.775	08/26/33	422	267,239
Ser. 2003-3, Class M1(b)	Caa3	1.326	08/25/33	1,918	844,144
Ser. 2005-15, Class 1AF4(b)	Caa3	5.458	04/25/36	1,900	1,346,999
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(b)	Baa2	0.896	01/25/32	1,863	1,424,454
Ser. 2001-HE25, Class M1(b)	Ba3	1.876	03/25/32	688	472,562

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB5, Class M1(b)	Ba1	1.296%	11/25/33	$1,785	$1,363,751
Ser. 2004-CB3, Class M1(b)	Ba1	1.056	03/25/34	802	612,577
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(b)	Baa1	3.126	12/27/32	174	89,426
Ser. 2004-2, Class M1(b)	A1	0.826	10/25/34	2,306	1,500,741
Equity One ABS, Inc., Ser. 2003-1, Class M1(b)	Ba1	4.860	07/25/33	179	152,047
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	1.146	11/25/34	11,482	8,284,980
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(b)	AAA(a)	0.996	08/25/34	582	462,767
Ser. 2005-FFH4, Class M4(b)	C	0.926	12/25/35	3,500	254,888
First NLC Trust, Ser. 2005-2, Class M1(b)	B1	0.756	09/25/35	2,500	1,698,132
Fremont Home Loan Trust, Ser. 2003-B, Class M1(b)	Baa3	1.326	12/26/33	944	692,651
Ser. 2004-1, Class M1(b)	A1	0.951	02/25/34	2,015	1,495,337
Ser. 2004-1, Class M6(b)	Ca	2.226	02/25/34	279	110,350
Ser. 2004-2, Class M1(b)	Aa2	1.131	07/25/34	853	634,315
Ser. 2004-2, Class M2(b)	Ba2	1.206	07/25/34	2,400	1,847,009
Ser. 2004-B, Class M1(b)	A2	1.146	05/25/34	5,754	4,135,831
Ser. 2004-C, Class M1(b)	Ba3	1.251	08/25/34	9,612	6,988,993
GSAMP Trust, Home Equity Loan, Ser. 2003-FM1, Class M2(b)	Ca	3.056	03/20/33	166	51,337
Ser. 2004-FM1, Class M1(b)	Ba3	1.251	11/25/33	12,022	9,315,799
Ser. 2004-FM1, Class M2(b)	Ca	2.376	11/25/33	242	161,714
Ser. 2004-NC1, Class M1(b)	B3	1.101	03/25/34	4,706	3,522,914
Ser. 2006-HE6, Class A3(b)	Ca	0.426	08/25/36	20,148	7,011,464
Home Equity Asset Trust, Ser. 2004-2, Class M1(b)	Baa3	1.071	07/25/34	4,355	3,108,543

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(b)	B3	1.626%	02/25/33	$1,247	$894,864
Ser. 2002-4, Class M1(b)	B3	1.776	03/25/33	1,282	968,725
Ser. 2003-2, Class M1(b)	B1	1.596	08/25/33	2,246	1,627,217
Ser. 2003-3, Class M1(b)	Ba3	1.566	08/25/33	2,654	1,997,006
Ser. 2003-4, Class M1(b)	Ba2	1.476	10/25/33	12,049	9,217,172
Ser. 2003-8, Class M1(b)	Baa3	1.356	04/25/34	1,097	807,113
Ser. 2004-1, Class M1(b)	B2	1.221	06/25/34	18,746	13,490,486
Ser. 2004-3, Class M1(b)	A2	1.131	08/25/34	2,754	1,977,171
Ser. 2005-3, Class M2(b)	A1	0.716	08/25/35	1,845	1,768,401
Ser. 2005-5, Class M1(b)	A1	0.756	11/25/35	2,625	2,047,222
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(b)	Aaa	0.541	01/20/35	222	202,466
Ser. 2006-1, Class M2(b)	Aa1	0.581	01/20/36	1,147	933,734
Ser. 2006-2, Class M1(b)	Aa1	0.551	03/20/36	965	883,702
Ser. 2006-2, Class M2(b)	Aa1	0.571	03/20/36	7,712	6,864,740
Ser. 2006-3, Class A4(b)	Aaa	0.521	03/20/36	7,997	6,478,314
Ser. 2007-1, Class AS(b)	Aaa	0.481	03/20/36	780	666,012
Ser. 2007-1, Class M1(b)	A1	0.661	03/20/36	430	300,411
Ser. 2007-2, Class A4(b)	A1	0.581	07/20/36	400	308,266
Ser. 2007-2, Class M2(b)	B2	0.651	07/20/36	1,000	451,461
Ser. 2007-3, Class A4(b)	Aa2	1.781	11/20/36	5,360	4,299,444
Ser. 2007-3, Class M2(b)	Ba1	2.781	11/20/36	3,500	1,471,887
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(b)	B2	0.526	03/25/36	1,400	481,481
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(b)	B3	1.401	07/25/33	2,556	1,861,958
Ser. 2003-4, Class M1(b)	B2	1.296	08/25/33	4,697	3,436,149
Ser. 2004-1, Class M1(b)	A3	1.026	02/25/34	29,430	21,642,204
Ser. 2004-1, Class M2(b)	Ba2	1.101	02/25/34	5,699	5,027,953
Ser. 2004-2, Class M1(b)	B1	0.806	06/25/34	13,481	9,577,722
Ser. 2004-3, Class M1(b)	Ba1	1.131	07/25/34	11,630	8,225,085
Ser. 2005-WL1, Class M2(b)	Ba3	0.826	06/25/35	9,172	8,071,283

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(b)	Aa2	0.626%	09/25/34	$806	$516,580
Ser. 2004-OPT2, Class A2(b)	Aa1	0.626	09/25/34	170	110,622
Ser. 2004-WMC3, Class M1(b)	A2	1.101	10/25/34	2,056	1,404,282
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(b)	B2	3.126	02/25/34	355	303,137
Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.676	08/25/35	51	46,307
Ser. 2004-HE2, Class M1(b)	A-(a)	1.076	08/25/35	1,850	1,045,498
Ser. 2004-WMC1, Class M2(b)	B3	1.926	10/25/34	3,183	2,374,237
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(b)	Caa1	1.776	11/25/32	1,080	761,405
Ser. 2003-HE1, Class M1(b)	Ba2	1.476	05/25/33	3,169	2,396,333
Ser. 2003-NC5, Class M1(b)	B3	1.551	04/25/33	7,566	5,766,800
Ser. 2003-NC5, Class M3(b)	C	3.726	04/25/33	225	84,191
Ser. 2003-NC8, Class M1(b)	B1	1.326	09/25/33	2,903	2,133,427
Ser. 2003-NC8, Class M2(b)	Ca	2.901	09/25/33	309	171,139
Ser. 2003-NC10, Class M1(b)	B2	1.296	10/25/33	691	532,216
Ser. 2004-HE1, Class A4(b)	AAA(a)	1.016	01/25/34	1,253	1,035,657
Ser. 2004-HE5, Class M1(b)	B3	1.221	06/25/34	1,925	1,384,587
Ser. 2004-HE7, Class M1(b)	A2	1.176	08/25/34	3,607	2,449,380
Ser. 2004-HE8, Class A4(b)	Aaa	0.656	09/25/34	469	348,533
Ser. 2004-HE8, Class M1(b)	A1	0.916	09/25/34	19,810	13,581,637
Ser. 2004-NC1, Class M1(b)	Baa2	1.326	12/27/33	2,448	1,940,637
Ser. 2004-NC5, Class M1(b)	Caa1	1.176	05/25/34	1,038	703,168
Ser. 2004-WMC2, Class M1(b)	B2	1.191	07/25/34	2,778	2,047,916
Ser. 2005-HE4, Class M2(b)	B1	0.746	07/25/35	1,000	481,563
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(b)	B3	1.686	10/25/32	1,248	939,692
Ser. 2002-NC5, Class M2(b)	Ca	2.676	10/25/32	254	105,285
Ser. 2003-NC3, Class M1(b)	B3	1.626	03/25/33	1,284	947,712

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(b)	B3	1.401%	05/25/32	$1,384	$1,004,046
Ser. 2002-AM3, Class A3(b)	Aa2	1.256	02/25/33	2,205	1,719,465
Ser. 2002-AM3, Class M2(b)	Caa3	3.276	02/25/33	490	311,034
Ser. 2003-NC3, Class M3(b)	Ca	3.651	03/25/33	350	122,602
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(b)	Aaa	0.686	05/25/35	37	37,217
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(b)	A2	1.401	10/25/33	8,388	6,610,395
Ser. 2003-5, Class AI6	A1	5.154	11/25/33	15,000	14,286,600
Ser. 2003-6, Class M1(b)	B3	1.356	01/25/34	13,131	9,800,475
Ser. 2004-1, Class M1(b)	B3	1.161	05/25/34	8,956	6,557,095
Ser. 2004-2, Class A4(b)	Aaa	0.826	08/25/34	2,430	1,904,820
Ser. 2004-3, Class M1(b)	A2	1.206	11/25/34	12,150	8,262,846
Ser. 2004-4, Class M1(b)	Ba1	1.041	02/25/35	17,258	12,938,498
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(b)	Caa3	1.401	11/25/32	253	164,264
Ser. 2003-2, Class A2(b)	Ba1	0.876	04/25/33	2,049	1,668,401
Ser. 2003-5, Class A2(b)	Ba1	0.916	08/25/33	675	526,169
Ser. 2003-6, Class A2(b)	A1	0.606	11/25/33	2,268	1,837,002
Ser. 2004-1, Class M1(b)	B3	1.176	01/25/34	2,644	1,862,052
Ser. 2004-2, Class M1(b)	B2	1.071	05/25/34	6,000	4,320,108
Ser. 2005-3, Class M1(b)	A3	0.746	08/25/35	2,460	1,765,655
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(b)	A1	0.956	09/25/34	1,500	1,350,915
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Baa2	5.181	09/25/34	1,705	1,141,013
Ser. 2005-5, Class AF4	Caa2	5.297	11/25/35	2,250	1,565,307
Ser. 2005-B, Class M1(b)	Aa3	0.756	08/25/35	2,795	2,665,625
Ser. 2006-B, Class A3(b)	Ba3	0.556	05/25/36	2,549	2,046,087

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(b)	Caa3	0.466%	03/25/36	$7,617	$3,086,414
Ser. 2006-X2, Class A2, 144A(b)	Ca	0.566	08/25/36	6,000	1,831,374
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(b)	Aa2	1.136	06/25/33	642	503,387
Ser. 2004-1, Class M2(b)	Caa3	1.526	05/25/34	492	221,865
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(b)	Baa1	5.335	03/25/34	808	776,924
Ser. 2004-RS8, Class AI5	B1	5.980	08/25/34	15,000	13,756,170
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(b)	C	0.606	12/25/35	3,142	749,113
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	A2	5.550	01/25/34	4,600	4,518,322
Ser. 2004-KS1, Class AI5	Baa2	5.221	02/25/34	4,000	3,780,188
Ser. 2004-KS3, Class AI5	Baa3	4.770	04/25/34	7,750	6,775,755
Ser. 2004-KS5, Class AI5	B2	5.600	06/25/34	10,308	9,807,413
Ser. 2005-KS3, Class M3(b)	Baa2	0.706	04/25/35	4,953	4,336,280
Ser. 2006-KS1, Class A4(b)	B1	0.576	02/25/36	470	351,260
Ser. 2007-KS1, Class A4(b)	C	0.496	01/25/37	7,316	1,343,957
Ser. 2007-KS2, Class AI4(b)	C	0.496	02/25/37	7,500	1,661,130
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(b)	AA-(a)	1.371	03/25/32	6,011	4,522,264
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(b)	Caa1	1.071	03/25/31	747	418,307
Ser. 2001-3, Class M1(b)	B2	1.446	07/25/31	518	383,745
Ser. 2003-2, Class AF5	Baa1	5.022	08/25/32	2,609	2,401,605
Ser. 2003-3, Class M2(b)	Caa3	2.676	12/26/33	180	93,150
Ser. 2004-1, Class M1(b)	B1	1.071	03/25/35	1,426	921,435
Ser. 2004-2, Class MF1	Baa2	5.500	08/25/35	1,925	1,210,526
Ser. 2005-3, Class M1(b)	Aa3	0.736	11/25/35	7,309	5,463,996

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(b)	B1	1.056%	02/25/34	$7,719	$5,834,687
Ser. 2006-FR3, Class A3(b)	Ca	0.526	05/25/36	5,050	1,655,693
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(b)	Ba1	1.476	01/25/34	697	591,140
Ser. 2003-BC3, Class M1(b)	Ba2	1.251	08/25/34	9,648	7,399,095
Ser. 2004-BC1, Class M1(b)	A1	1.041	02/25/35	1,736	1,398,871
Ser. 2004-BC4, Class A1B(b)	A3	0.676	10/25/35	832	615,044
Ser. 2006-BC1, Class A2C(b)	Ba3	0.476	12/26/36	1,095	987,204
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(b)	AAA(a)	0.956	01/25/33	335	276,064
Ser. 2003-BC10, Class A4(b)	AAA(a)	1.276	10/25/33	10,448	8,342,629
Ser. 2004-2, Class A4(b)	AAA(a)	0.981	03/25/34	14,910	10,764,462
Ser. 2004-4, Class A4(b)	AAA(a)	1.076	04/25/34	3,782	3,038,809
Ser. 2004-7, Class A8(b)	AAA(a)	1.476	08/25/34	1,400	1,029,200
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(b)	CCC(a)	0.476	12/26/35	931	646,722
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(b)	Aa3	0.576	04/25/34	5,713	4,840,450
Ser. 2004-1, Class 2A1(b)	A2	0.576	04/25/34	6,271	5,064,019
Ser. 2004-2, Class A21B(b)	Aa2	0.696	05/25/34	235	204,608

					559,591,287

Total asset-backed securities (cost $1,426,740,809)					1,331,646,574

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.3%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(a)	4.877	11/10/42	552	552,056
Ser. 2007-2, Class A2(b)	AAA(a)	5.634	04/10/49	1,948	2,012,900
Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.446	04/10/49	19,354	18,100,224

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.466%	06/10/49	$16,469	$16,300,901
Ser. 2007-5, Class A3	AAA(a)	5.620	02/10/51	5,000	5,301,890
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(a)	4.834	05/11/39	413	414,331
Ser. 2006-PW11, Class A4(b)	AAA(a)	5.619	03/11/39	4,740	5,324,371
Ser. 2007-PW17, Class A3	AAA(a)	5.736	06/11/50	22,000	22,985,336
Ser. 2007-T26, Class A2	AAA(a)	5.330	01/12/45	701	700,290
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	10,000	10,763,100
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(b)	Aaa	0.405	07/15/44	6,140	6,111,779
Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	852	851,354
Ser. 2006-CD3, Class A2	Aaa	5.560	10/15/48	1,498	1,515,256
Commercial Mortgage Pass- Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	404	405,707
Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.515	02/05/19	3,000	2,837,004
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832	04/15/37	12,020	12,893,205
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.594	02/15/39	3,580	4,016,807
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(b)	AAA(a)	5.930	05/15/46	2,987	3,024,536
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(b)	AAA(a)	5.046	07/10/45	1,081	1,080,396
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	11,052	11,115,489
Ser. 2006-GG7, Class A3(b)	Aaa	6.079	07/10/38	3,710	3,708,281
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	7,565	7,593,828

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506%	04/10/38	$1,087	$1,091,012
Ser. 2007-EOP, Class A1, 144A(b)	Aaa	1.143	03/06/20	8,730	8,718,824
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	1,621	1,625,741
Ser. 2005-CB13, Class A2FL(b)	Aaa	0.421	01/12/43	5,790	5,755,547
Ser. 2005-CB13, Class A3A1(b)	Aaa	5.456	01/12/43	2,300	2,347,900
Ser. 2005-LDP5, Class A3(b)	Aaa	5.402	12/15/44	4,000	4,248,796
Ser. 2006-CB14, Class A4(b)	Aaa	5.481	12/12/44	10,510	11,662,096
Ser. 2006-CB14, Class ASB(b)	Aaa	5.506	12/12/44	906	963,781
Ser. 2006-LDP7, Class A2(b)	Aaa	6.051	04/15/45	1,146	1,152,697
Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.445	05/15/45	22,000	20,870,080
Ser. 2007-CB19, Class A2(b)	Aaa	5.815	02/12/49	913	918,895
Ser. 2007-LD11, Class A2(b)	Aaa	5.990	06/15/49	5,758	5,816,793
Ser. 2007-LD11, Class A2FL(b)	Aaa	0.425	06/15/49	48,986	48,468,416
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	1,968	1,990,879
Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	10,280	11,090,746
Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.415	01/15/49	14,419	14,193,410
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(b)	Aaa	5.840	07/15/44	4,530	4,578,800
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103	11/15/30	5,729	5,727,606
Ser. 2006-C1, Class A2	AAA(a)	5.084	02/15/31	3,517	3,553,555
Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	63	63,459
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	244	244,476
Ser. 2007-C2, Class A2	AAA(a)	5.303	02/15/40	710	712,762
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A4FL(b)	Aaa	0.546	11/12/37	16,000	15,826,064
Ser. 2006-C1, Class A4(b)	AAA(a)	5.854	05/12/39	5,000	5,658,225

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A3(b)	AAA(a)	5.657%	02/12/39	$9,705	$9,866,947
Ser. 2006-1, Class A4(b)	AAA(a)	5.607	02/12/39	5,000	5,576,890
Ser. 2006-2, Class A2(b)	Aaa	5.878	06/12/46	7,744	7,978,182
Ser. 2006-4, Class A2FL(b)	Aaa	0.416	12/12/49	8,284	8,280,490
Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.396	08/12/48	17,619	17,596,194
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	1,560	1,559,998
Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.435	03/12/51	42,732	42,658,853
Ser. 2007-7, Class A2FL, 144A(b)	Aaa	0.415	06/12/50	8,341	8,325,454
Ser. 2007-8, Class ASB(b)	AAA(a)	6.097	08/12/49	1,750	1,893,402
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.450	04/15/49	39,492	38,380,882
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(b)	Aaa	5.077	10/15/35	575	607,577
Ser. 2006-C25, Class A4(b)	Aaa	5.922	05/15/43	6,045	6,838,848
Ser. 2006-C29, Class A2	Aaa	5.275	11/15/48	1,188	1,190,879
Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	26,351,700
Ser. 2006-WL7A, Class A1, 144A(b)	Aaa	0.375	09/15/21	13,550	12,967,336
Ser. 2007-C33, Class A3(b)	Aaa	6.096	02/15/51	1,390	1,453,900

Total commercial mortgage-backed securities (cost $483,417,359)					506,417,133

CORPORATE BONDS 32.9%

Automotive 2.2%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625	09/20/13	15,000	15,071,310
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	A3	1.184	03/28/14	40,000	39,279,240

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Automotive (cont’d.)
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(b)	A3	1.031%	10/01/12	$25,000	$24,982,450

					79,333,000

Banking 12.4%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(b)	Aa3	2.323	01/30/14	30,000	29,293,410
American Express Bank FSB, Sr. Unsec’d. Notes(b)(d)	A2	0.401	05/29/12	10,544	10,531,453
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.322	01/10/14	25,000	24,878,725
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	AA-(a)	0.790	03/12/12	4,500	4,499,392
Cert. of Deposit(b)	Aa1	0.865	10/18/12	15,000	15,019,215
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850	01/10/14	30,000	29,989,080
Countrywide Financial Corp., Gtd. Notes, MTN(b)(c)	Baa1	0.875	05/07/12	35,000	34,901,055
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A1	1.435	02/07/14	25,000	24,165,650
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.367	01/17/14	30,000	29,742,810
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	Aa3	1.885	10/18/13	25,000	24,394,825
Sr. Notes, 144A	Aa3	2.000	10/18/13	10,000	9,837,930
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	Aa3	0.578	02/22/12	15,000	15,001,866
Sr. Unsec’d. Notes, MTN(b)	Aa3	1.361	01/24/14	25,000	24,929,550

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes(b)	A2	2.161%	01/24/14	$35,000	$33,667,340
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.627	03/01/13	20,000	19,979,540
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.750	10/04/13	25,000	24,810,375
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	A2	3.250	01/11/14	5,000	4,956,440
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(b)	Aaa	0.739	07/26/13	25,000	25,049,075
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	Aa3	1.553	01/28/14	30,000	29,384,370
Westpac Banking Corp. (Austria), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa2	0.712	11/26/12	25,000	25,005,500

					440,037,601

Brokerage 1.8%
BlackRock, Inc., Sr. Unsec’d. Notes(b)	A1	0.806	05/24/13	50,000	49,816,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	3.000	05/25/10	50,000	13,562,500

					63,379,000

Capital Goods 1.9%
Caterpillar Financial Services Corp., Notes	A2	1.550	12/20/13	10,000	10,170,000
Sr. Unsec’d. Notes, MTN	A2	1.375	05/20/14	25,000	25,372,900
Danaher Corp., Sr. Unsec’d. Notes(b)	A2	0.817	06/21/13	10,000	10,035,840
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A2	0.981	10/04/13	20,000	20,130,680

					65,709,420

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals 1.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(b)	A2	0.994%	03/25/14	$40,000	$40,190,440

Consumer 1.7%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.000	03/01/13	15,000	15,646,605
eBay, Inc., Sr. Unsec’d. Notes(d)	A2	0.875	10/15/13	12,000	12,102,792
VF Corp., Sr. Unsec’d. Notes(b)	A3	1.245	08/23/13	20,000	20,003,280
Western Union Co. (The), Sr. Unsec’d. Notes(b)	A3	1.114	03/07/13	13,725	13,726,400

					61,479,077

Electric 0.5%
DTE Energy Co., Sr. Unsec’d. Notes(b)	Baa2	1.227	06/03/13	8,000	7,994,312
National Rural Utilities Cooperative Finance Corp.	A1	1.125	11/01/13	10,000	10,078,930

					18,073,242

Energy-Integrated 0.4%
Shell International Finance BV (Netherlands), Gtd. Notes(b)	Aa1	0.920	06/22/12	15,000	15,036,900

Energy-Other 0.7%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.450	12/13/13	25,000	25,430,475

Foods 1.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(b)	Baa1	1.304	03/26/13	15,000	15,083,490
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500	03/15/13	6,000	6,247,014
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875	10/25/13	20,000	20,105,040
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	1.850	01/15/15	23,000	23,067,114

					64,502,658

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 1.9%
Quest Diagnostics, Inc., Gtd. Notes(b)	Baa2	1.424%	03/24/14	$20,000	$20,103,140
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(b)	A2	0.884	03/28/14	30,000	30,008,070
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes, Ser. FRN(b)	A3	1.344	11/08/13	17,000	17,124,304

					67,235,514

Insurance 3.0%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	Aa2	1.400	02/10/12	40,000	40,009,686
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A(b)	Aa2	1.074	09/27/13	35,000	34,978,230
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	1.332	01/10/14	30,000	29,673,090

					104,661,006

Non-Captive Finance 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes(b)(d)	Aa2	1.433	01/07/14	30,000	29,981,190

Technology 1.9%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	5,000	5,054,485
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,047,985
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A3	0.667	09/13/12	18,000	17,952,822
Texas Instruments, Inc., Sr. Unsec’d. Notes(b)	A1	0.637	05/15/13	37,000	37,117,142

					65,172,434

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 0.7%
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	1.184%	03/28/14	$25,000	$25,118,700

Total corporate bonds (cost $1,205,316,274)					1,165,340,657

OTHER INSTRUMENTS—AGENCY BONDS 3.5%
Barclays Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(g)	Aaa	1.327	03/05/12	30,000	30,000,801
FIH Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd., 144A(b)(h)	Aaa	0.716	08/17/12	25,500	25,546,946
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(g)	Aaa	0.646	05/17/12	30,000	30,012,120
Pooled Funding Trust I, FDIC Gtd. Notes, 144A(i)	Aaa	2.740	02/15/12	39,300	39,333,728

Total other instruments—agency bonds (cost $124,799,922)					124,893,595

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
Federal Home Loan Bank, Discount Notes(d)(f)		0.170	07/19/12	1,106	1,105,792
Federal National Mortgage Association(b)		0.299	11/23/12	10,000	10,011,790
Federal National Mortgage Association(d)		4.375	09/15/12	5,090	5,223,531

Total U.S. government agency obligations (cost $16,325,712)					16,341,113

Total long-term investments (cost $3,256,600,076)					3,144,639,072

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Shares	Value (Note 1)

SHORT-TERM INVESTMENTS 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND 1.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $36,392,001)(Note 3)(k)				36,392,001	$36,392,001

				Principal Amount (000)
CERTIFICATE OF DEPOSIT 0.3%
Bank of Nova Scotia (Canada)(b) (cost $9,996,635)	NR	0.781%	10/01/12	$10,000	10,005,900

COMMERCIAL PAPER(j) 8.3%
AGL Capital Corp., 144A	P-2	0.500	03/05/12	12,150	12,144,263
Bacardi Corp.(c)	P-2	0.450	02/23/12	3,540	3,538,982
BMW US Capital LLC, 144A	P-1	0.810	07/25/12	18,000	17,987,940
Centrica PLC, 144A	P-2	0.540	02/28/12	13,650	13,644,267
Centrica PLC, 144A	P-2	0.540	03/01/12	17,850	17,841,967
DENTSPLY International, Inc., 144A	P-2	0.450	02/23/12	10,000	9,997,125
Deutsche Telekom AG, 144A	P-2	0.550	02/06/12	20,000	19,998,167
Devon Energy Corp, 144A	P-2	0.440	02/24/12	10,000	9,997,067
Ecolab, Inc., 144A	P-2	0.590	02/02/12	20,500	20,499,328
Ecolab, Inc., 144A	P-2	0.750	02/10/12	10,000	9,998,771
Elsevier Finance SA, 144A	P-2	0.570	02/08/12	25,000	24,996,833
NextEra Energy Capital Holdings, Inc., 144A	P-2	0.480	02/17/12	10,000	9,997,733
OGE Energy Corp., 144A	P-2	0.410	02/10/12	6,500	6,499,260
Spectra Energy Capital LLC, 144A	P-2	0.450	02/01/12	26,000	25,999,675
Suncor Energy, Inc., 144A	P-2	0.650	03/06/12	5,000	4,997,504
TransCanada Corp., 144A	P-2	0.500	02/14/12	20,000	19,996,111
TransCanada Corp., 144A	P-2	0.500	03/08/12	10,000	9,994,722
Vodafone Group PLC, 144A	P-2	1.160	07/09/12	20,000	19,930,000
Volvo Treasury North America LP, 144A	P-2	0.550	02/27/12	15,150	15,143,752

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL PAPER(j) (Continued)
Weatherford International Ltd., 144A	P-2	0.750%	02/13/12	$20,000	$19,996,377

Total commercial paper (cost $293,181,013)					293,199,844

LOAN PARTICIPATIONS 2.0%
Simon Property Group, Inc.(c)		0.500	02/17/12	40,000	40,000,000
Weingarten Realty Investors(c)		0.500	02/14/12	30,000	30,000,000

Total loan participations (cost $70,000,000)					70,000,000

Total short-term investments (cost $409,569,649)					409,597,745

Total Investments 100.4% (cost $3,666,169,725)					3,554,236,817
Liabilities in excess of other assets(l) (0.4)%					(13,907,229)

Net Assets 100.0%					$3,540,329,588

The	following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Company

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard and Poor’s ratings.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield on January 31, 2012.
(g)	Guaranteed by the government of United Kingdom.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

(h)	Guaranteed by the government of Denmark.
(i)	FDIC—Guaranteed issue under temporary liquidity guarantee program.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(l)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter swap agreements:
$30,000	02/10/12	1.050%	3 month LIBOR(a)	$(149,761)	$—	$(149,761)	Barclays Bank PLC
39,300	02/15/12	2.065	3 month LIBOR(a)	(360,006)	—	(360,006)	Deutsche Bank AG
9,200	10/03/13	3.991	3 month LIBOR(a)	(651,593)	—	(651,593)	Royal Bank of Scotland PLC
50,000	01/06/14	1.285	3 month LIBOR(a)	(774,076)	—	(774,076)	UBS AG
20,000	03/03/14	2.158	3 month LIBOR(a)	(847,400)	—	(847,400)	Barclays Bank PLC
50,000	12/15/14	2.606	1 month LIBOR(a)	(3,260,156)	2,119	(3,262,275)	Barclays Bank PLC
50,000	01/23/15	0.698	3 month LIBOR(a)	(153,213)	—	(153,213)	Bank of Nova Scotia
25,000	12/15/15	2.938	3 month LIBOR(a)	(2,167,702)	—	(2,167,702)	Morgan Stanley Capital Services, Inc.
8,400	06/15/17	2.880	3 month LIBOR(a)	(818,722)	—	(818,722)	Barclays Bank PLC
13,000	05/16/18	4.531	3 month LIBOR(a)	(2,682,881)	—	(2,682,881)	Barclays Bank PLC
20,000	02/18/20	4.762	3 month LIBOR(a)	(5,213,548)	—	(5,213,548)	Royal Bank of Scotland PLC
10,000	12/15/20	3.855	3 month LIBOR(a)	(1,798,981)	—	(1,798,981)	Morgan Stanley Capital Services, Inc.

				$(18,878,039)	$2,119	$(18,880,158)

(a)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

Credit default swap agreement outstanding at January 31, 2012:

Referenced Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bank of America Corp.	06/20/12	5.050%	$15,000	$(239,307)	$—	$(239,307)	Deutsche Bank AG

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$772,055,287	$—
Residential Mortgage-Backed Securities	—	559,591,287	—
Commercial Mortgage-Backed Securities	—	506,417,133	—
Corporate Bonds	—	1,165,340,657	—
Other Instruments—Agency Bonds	—	124,893,595	—
U.S. Government Agency Obligations	—	16,341,113	—
Affiliated Money Market Mutual Fund	36,392,001	—	—
Certificate of Deposit	—	10,005,900	—
Commercial Paper	—	293,199,844	—
Loan Participations	—	70,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(18,880,158)	—
Credit Default Swap Agreement	—	(239,307)	—

Total	$36,392,001	$3,498,725,351	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

Non-Residential Mortgage-Backed Securities	21.8%
Residential Mortgage-Backed Securities	15.8
Commercial Mortgage-Backed Securities	14.3
Banking	12.4
Commercial Paper	8.3
Other Instruments—Agency Bonds	3.5
Insurance	3.0
Automotive	2.2
Loan Participations	2.0
Capital Goods	1.9
Healthcare & Pharmaceutical	1.9
Technology	1.9
Brokerage	1.8
Foods	1.8
Consumer	1.7%
Chemicals	1.1
Affiliated Money Market Mutual Fund	1.0
Non-Captive Finance	0.9
Energy—Other	0.7
Telecommunications	0.7
Electric	0.5
U.S. Government Agency Obligations	0.5
Energy—Integrated	0.4
Certificate of Deposit	0.3

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2012 continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Unrealized depreciation on swap agreements	$239,307
Interest rate contracts	Premium paid for swap agreements	2,119	Unrealized depreciation on swap agreements	18,880,158

Total		$2,119		$19,119,465

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(768,021)
Interest rate contracts	(6,489,684)

Total	$(7,257,705)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$758,183
Interest rate contracts	(7,543,911)

Total	$(6,785,728)

See Notes to Financial Statements.

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For the year ended January 31, 2012, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$293,900	$15,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	45

Prudential Core Short-Term Bond Fund

Statement of Assets and Liabilities

as of January 31, 2012

Assets
Investments at value:
Unaffiliated investments (cost $3,629,777,724)	$3,517,844,816
Affiliated investments (cost $36,392,001)	36,392,001
Cash	118,518
Dividends and interest receivable	5,225,079
Receivable for Fund shares sold	4,190,167
Prepaid expenses	31,491
Receivable for investments sold	3,484
Premium paid for swap agreements	2,119

Total assets	3,563,807,675

Liabilities
Unrealized depreciation on swap agreements	19,119,465
Dividends payable	4,189,707
Accrued expenses	92,704
Management fee payable	50,798
Payable for investments purchased	8,746
Affiliated transfer agent fee payable	16,667

Total liabilities	23,478,087

Net Assets	$3,540,329,588

Net assets were comprised of:
Common stock, at par	$397,857
Paid-in capital in excess of par	3,968,397,250

3,968,795,107
Undistributed net investment income	3,790,279
Accumulated net realized loss on investments	(301,203,425)
Net unrealized depreciation on investments	(131,052,373)

Net Assets, January 31, 2012	$3,540,329,588

Net asset value, offering price and redemption price per share ($3,540,329,588 ÷ 397,856,866 shares of $.001 par value common stock issued and outstanding)	$8.90

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2012

Net Investment Income
Income
Unaffiliated interest income	$59,022,398
Affiliated dividend income	101,389

Total income	59,123,787

Expenses
Management fee	589,640
Custodian’s fees and expenses	107,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	100,000
Insurance expense	67,000
Audit fee	32,000
Legal fees and expenses	16,000
Trustees’ fees	10,000
Reports to shareholders	9,000
Miscellaneous	28,776

Total expenses	959,416

Net investment income	58,164,371

Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	3,836,712
Swap agreement transactions	(7,257,705)

(3,420,993)

Net change in unrealized appreciation (depreciation) on:
Investments	(46,240,136)
Swap agreements	(6,785,728)

(53,025,864)

Net loss on investments	(56,446,857)

Net Increase In Net Assets Resulting From Operations	$1,717,514

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	47

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2012	2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$58,164,371	$61,931,995
Net realized loss on investment transactions and swap agreements	(3,420,993)	(37,466,086)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	(53,025,864)	154,620,183

Net increase in net assets resulting from operations	1,717,514	179,086,092

Dividends from net investment income (Note 1)	(48,360,018)	(48,604,082)

Fund share transactions (Note 6)
Net proceeds from shares sold	—	54,655
Net asset value of shares issued to shareholders in reinvestment of dividends	49,437,161	48,335,648
Cost of shares reacquired	(101,230,322)	(40,467,399)

Net increase (decrease) in net assets from Fund share transactions	(51,793,161)	7,922,904

Total increase (decrease)	(98,435,665)	138,404,914

Net Assets:
Beginning of year	3,638,765,253	3,500,360,339

End of year(a)	$3,540,329,588	$3,638,765,253

(a) Includes undistributed net investment income of:	$3,790,279	$4,169,157

See Notes to Financial Statements.

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Notes to Financial Statements

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund, the Prudential Core Short-Term Bond Fund, the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a Fund and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations. The Prudential Core Taxable Money Market Fund (the “Money Market Fund”) and the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”) commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At January 31, 2012, 100% of the shares outstanding were owned by such entities of which 1 shareholder held 5.2% of outstanding shares of the Short-Term Bond Fund and 1 shareholder held 5.3% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Securities Valuation: The Money Market Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. If the amortized cost

Prudential Investment Portfolios 2	49

Notes to Financial Statements

continued

method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not represent fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term debt securities which mature in more than sixty days are valued at fair value as noted above. Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value.

The Money Market Fund may hold up to 10% and the Short-Term Bond Fund may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the

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extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Swap Agreements: The Short-Term Bond Fund entered into credit default and interest rate swaps and may enter into total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Prudential Investment Portfolios 2	51

Notes to Financial Statements

continued

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2012, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Core Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. In connection therewith, PIM is obligated to keep certain books and records of the Core Fund. PI pays for the services of PIM, the cost of compensation of officers of the Core Fund, occupancy and certain clerical and bookkeeping costs of the Core Fund. The Core Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and payable monthly. For the year ended January 31, 2012, the costs were at an effective annual rate of .005% for the Money Market Fund and ..016% for the Short-Term Bond Fund.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Investment Portfolios 2	53

Notes to Financial Statements

continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments, for the year ended January 31, 2012, were $1,024,551,630 and $1,279,015,448, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized gain/loss on investments and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain/loss on investments. For the year ended January 31, 2012, the adjustment for the Taxable Money Market Fund was to increase undistributed net investment income and decrease accumulated net realized gain on investments by $844,946 due to reclassification of dividends. For the year ended January 31, 2012, the adjustments for the Short-Term Bond Fund were to decrease undistributed net investment income and decrease accumulated net realized loss on investments by $10,183,231 due to reclassification of paydown gains/losses and swap income. Net investment income, net realized gain/loss and net assets were not affected by this change.

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The tax character of distributions paid during the year ended January 31, 2012 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Fund	$52,755,033	$—	$52,755,033
Short-Term Bond Fund	$48,360,018	—	$48,360,018

The tax character of distributions paid during the year ended January 31, 2011 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Fund	$53,316,319	$—	$53,316,319
Short-Term Bond Fund	$48,604,082	—	$48,604,082

As of January 31, 2012, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Taxable Money Market Fund*	$5,171,789
Short-Term Bond Fund**	$6,267,259

*	Includes a timing difference of $5,145,109 for dividends payable.
**	Includes a timing difference of $4,189,707 for dividends payable.

The United States federal income tax basis of the investments and the net unrealized depreciation for the Short-Term Bond Fund as of January 31, 2012 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$3,666,169,725	$67,929,234	$(179,862,142)	$(111,932,908)	$(17,406,737)	$(129,339,645)

The difference between book basis and tax basis and other cost basis adjustments is primarily attributable to appreciation (depreciation) of swaps.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Core Funds are permitted to carryforward capital losses incurred in the fiscal year ended January 31, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally,

Prudential Investment Portfolios 2	55

Notes to Financial Statements

continued

post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2012, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$800,000

Pre- Enactment Losses:
Expiring 2016	$8,441,000
Expiring 2017	115,725,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$300,403,000

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2012:
Shares sold	275,313,657,621	$275,313,657,621	—	$—
Shares issued in reinvestment of distributions	35,735,369	35,735,369	5,525,898	49,437,161
Shares reacquired	(264,599,317,632)	(264,599,317,632)	(11,398,873)	(101,230,322)

Net increase (decrease) in shares outstanding	10,750,075,358	$10,750,075,358	(5,872,975)	$(51,793,161)

Year ended January 31, 2011:
Shares sold	170,175,973,637	$170,175,973,637	6,155	$54,655
Shares issued in reinvestment of distributions	32,266,870	32,266,870	5,461,007	48,335,648
Shares reacquired	(167,165,351,538)	(167,165,351,538)	(4,540,627)	(40,467,399)

Net increase in shares outstanding	3,042,888,969	$3,042,888,969	926,535	$7,922,904

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Note 7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Investment Portfolios 2	57

Financial Highlights

Prudential Core Taxable Money Market Fund
	Year Ended January 31,
	2012		2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income and net realized gains	-	(b)	-	(b)	.01	.03	.05
Dividends and distributions to shareholders	-	(b)	-	(b)	(.01)	(.03)	(.05)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a):	.20%		.27%		.50%	2.61%	5.43%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31,319,289		$20,569,201		$17,526,308	$15,359,279	$24,536,580
Average net assets (000)	$27,404,748		$20,000,768		$16,683,486	$22,364,588	$20,733,978
Ratios to average net assets:
Expenses	.01%		.01%		.01%	.01%	.01%
Net investment income	.19%		.27%		.48%	2.66%	5.29%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Less than $.005 per share.

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Prudential Core Short-Term Bond Fund
	Year Ended January 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.01	$8.69	$7.40	$9.32	$10.01
Income (loss) from investment operations:
Net investment income	.15	.15	.17	.33	.55
Net realized and unrealized gain (loss) on investment transactions	(.14)	.29	1.25	(1.93)	(.69)
Total from investment operations	.01	.44	1.42	(1.60)	(.14)
Less Dividends
Dividends from net investment income	(.12)	(.12)	(.13)	(.32)	(.55)
Net asset value, end of year	$8.90	$9.01	$8.69	$7.40	$9.32
Total Return(a):	.12%	5.10%	19.41%	(17.57)%	(1.48)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,540,330	$3,638,765	$3,500,360	$2,938,484	$3,660,970
Average net assets (000)	$3,598,740	$3,570,455	$3,189,152	$3,367,022	$3,711,731
Ratios to average net assets(c):
Expenses	.03%	.03%	.03%	.02%	.02% (b)
Net investment income	1.62%	1.73%	2.12%	3.85%	5.63% (b)
Portfolio turnover rate	31%	43%	39%	28%	53%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) The Manager reimbursed the Fund an amount, such that the expenses (excluding interest, taxes and brokerage commissions) did not exceed .035% of the average daily net assets. If the Manager had not reimbursed the Fund, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	59

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statements of assets and liabilities of Prudential Core Taxable Money Market Fund and Prudential Core Short-Term Bond Fund (hereafter referred to as the “Funds”), each a series of Prudential Investment Portfolios 2, including the portfolios of investments, as of January 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 26, 2012

60	Visit our website at www.prudentialfunds.com

Federal Income Tax Information

(Unaudited)

For the year ended January 31, 2012, the Taxable Money Market Fund and Short-Term Bond Fund report the maximum amount allowable but not less than 94.26% and 99.98%, respectively as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after December 31, 2011. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2013, you will be advised on IRS Form 1099 DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2012.

Prudential Investment Portfolios 2	61

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)

Name, Address, Age Position(s)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Portfolios Overseen
Kevin J. Bannon (59) Board Member Portfolios Overseen: 60	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 60	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 60	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 60	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

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Independent Board Members(1)

Name, Address, Age Position(s)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Portfolios Overseen
Stephen P. Munn (69) Board Member Portfolios Overseen: 60	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 60	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (72) Board Member Portfolios Overseen: 60	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 60	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)

Name, Address, Age Position(s)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Portfolios Overseen
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 60	President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.

Prudential Investment Portfolios 2

Interested Board Members(1)

Name, Address, Age Position(s)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Portfolios Overseen
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 60	Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1999; Stephen G. Stoneburn, 1999; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President	President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC; formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

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Fund Officers(a)(1)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (54) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (53) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.
Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

Prudential Investment Portfolios 2

Fund Officers(a)(1)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).
Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(1)	The year that each individual became a Fund officer is as follows:

Judy A. Rice, 2012; Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1999; M. Sadiq Peshimam, 2006; Peter Parrella, 2007; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2012 and January 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $54,500 and $54,500 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 22, 2012